Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 192,259	$ (86,602)	$ 105,657
Balance (in Shares) at Dec. 31, 2022	69,105,000
Exercise of Warrants to Ordinary shares
Exercise of Warrants to Ordinary shares (in Shares)	68,221
Vesting of RSUs
Vesting of RSUs (in Shares)	453,831
Issuance of Ordinary shares upon exercise of share options		49		49
Issuance of Ordinary shares upon exercise of share options (in Shares)	43,560
Share-based compensation		7,926		7,926
Net loss			(29,157)	(29,157)
Balance at Dec. 31, 2023		200,234	(115,759)	84,475
Balance (in Shares) at Dec. 31, 2023	69,670,612
Vesting of RSUs
Vesting of RSUs (in Shares)	687,356
Issuance of Ordinary shares upon exercise of share options		25		25
Issuance of Ordinary shares upon exercise of share options (in Shares)	22,602
Share-based compensation		9,916		9,916
Net loss			(31,750)	(31,750)
Balance at Dec. 31, 2024		210,175	(147,509)	$ 62,666
Balance (in Shares) at Dec. 31, 2024	70,380,570			70,380,570
Vesting of RSUs
Vesting of RSUs (in Shares)	861,192
Issuance of Ordinary shares upon exercise of share options		272		272
Issuance of Ordinary shares upon exercise of share options (in Shares)	176,496
Share-based compensation		10,617		10,617
Issuance of Ordinary shares		46,171		46,171
Issuance of Ordinary shares (in Shares)	16,591,479
Net loss			(42,627)	(42,627)
Balance at Dec. 31, 2025		$ 267,235	$ (190,136)	$ 77,099
Balance (in Shares) at Dec. 31, 2025	88,009,737			88,009,737